Property and Equipment (Details) (USD $)				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Hardware and Software [Member]	Dec. 31, 2012 Hardware and Software [Member]	Dec. 31, 2013 Furniture and Fixtures [Member]	Dec. 31, 2012 Furniture and Fixtures [Member]	Dec. 31, 2013 Leasehold Improvements [Member]	Dec. 31, 2012 Leasehold Improvements [Member]	Dec. 31, 2013 Office Equipment [Member]	Dec. 31, 2012 Office Equipment [Member]
Property and Equipment:
Property and Equipment, Gross		$ 20,366	$ 26,770	$ 14,721	$ 18,927	$ 5,645	$ 0	$ 0	$ 4,457	$ 0	$ 3,386
Less: Accumulated Depreciation		(13,077)	(20,264)
Property and Equipment, Net	$ 6,244	$ 7,289	$ 6,506
Property and Equipment, Estimated Useful Life				3 years		3 years		[1]		3 years

[1]	The shorter of three years or the life of the lease.